CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales		$ 170,551		$ 57,123		$ 241,829		$ 374,201	$ 708,256	$ 505,143
Total revenue		170,551		57,123		241,829		374,201	708,256	505,143
Cost of revenue		(134,261)		(201,849)		(188,285)		(256,467)	(413,612)	(354,768)
Gross profit		36,290		(144,726)		53,544		117,734	294,644	150,375
Operating expenses:
Depreciation		606		1,198		1,101		1,693	2,683	1,414
Selling, general and administrative		1,349,797		139,532		4,839,535		316,155	626,285	437,261
Total operating expenses		1,350,403		140,730		4,840,636		317,848	628,968	438,675
Loss from operations		(1,314,113)		(285,456)		(4,787,092)		(200,114)	(334,324)	(288,300)
Other income (expenses):
Other income		690		883		799		1,852	1,947	26,416
Charitable Donation						(80,000)
Interest expense		(23,118)		(4,163)		(42,175)		(8,281)	(26,755)	(6,720)
Amortization of debt discount						(5,694)			(11,306)
Total other income (expenses)		(22,428)		(3,280)		(127,070)		(6,429)	(36,114)	19,696
Loss from operations before income taxes		(1,336,541)		(288,736)		(4,914,162)		(206,543)	(370,438)	(268,604)
Provision for income taxes
Net loss		$ (1,336,541)	$ (3,577,621)	$ (288,736)	$ 83,193	$ (4,914,162)	$ (164,895)	$ (206,543)	$ (370,438)	$ (268,604)
Basic net income(loss) per common share		$ (0.15)		$ (0.02)		$ (0.56)		$ (0.01)	$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding - Basic		9,116,401		15,000,000		8,748,301		15,000,000	15,000,000	15,000,000
Diluted net income(loss) per common share		$ (0.15)		$ (0.02)		$ (0.56)		$ (0.01)	$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding - Diluted		9,116,401		15,000,000		8,748,301		15,000,000	15,000,000	15,000,000
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales		$ 170,551				$ 241,829
Total revenue		170,551				241,829
Cost of revenue		(134,261)				(188,285)
Gross profit		36,290				53,544
Operating expenses:
Depreciation		606				1,101
Selling, general and administrative		988,073				4,477,811
Total operating expenses		988,679				4,478,912
Loss from operations		(952,389)				(4,425,368)
Other income (expenses):
Other income		690				799
Charitable Donation						(80,000)
Interest expense		(23,118)				(42,175)
Amortization of debt discount						(5,694)
Total other income (expenses)		(22,428)				(127,070)
Loss from operations before income taxes		(974,817)				(4,552,438)
Provision for income taxes
Net loss		$ (974,817)				$ (4,552,438)
Basic net income(loss) per common share		$ (0.15)				$ (0.56)
Weighted average number of common shares outstanding - Basic		9,116,401				8,748,301
Diluted net income(loss) per common share		$ (0.15)				$ (0.56)
Weighted average number of common shares outstanding - Diluted		9,116,401				8,748,301
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales
Total revenue
Cost of revenue
Gross profit
Operating expenses:
Depreciation
Selling, general and administrative	$ 361,724	361,724				361,724
Total operating expenses		361,724				361,724
Loss from operations		(361,724)				(361,724)
Other income (expenses):
Other income
Charitable Donation
Interest expense
Amortization of debt discount
Total other income (expenses)
Loss from operations before income taxes		(361,724)				(361,724)
Provision for income taxes
Net loss		$ (361,724)				$ (361,724)
Basic net income(loss) per common share
Weighted average number of common shares outstanding - Basic
Diluted net income(loss) per common share
Weighted average number of common shares outstanding - Diluted